Debt, TLLP Debt (Details) - USD ($) $ / shares in Units, $ in Millions									3 Months Ended		12 Months Ended
		Oct. 29, 2014	Oct. 24, 2014	Aug. 22, 2014	Nov. 22, 2013	Aug. 01, 2013	Jan. 14, 2013	Sep. 14, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 17, 2013
Debt Instrument
Debt instrument, face amount		$ 1,300
Debt instrument, unamortized premium											$ 5	$ 6
Common units issued in offering (units)					6,300,000		9,775,000
Price per unit (dollars per unit)					$ 51.05		$ 41.70
Debt redemption charges									$ 0	$ 31	$ 41	0	$ 5
TLLP 5.500% Senior Notes due 2019
Debt Instrument
Debt instrument interest rate										5.50%	5.50%
Debt Instrument, Maturity Date		Oct. 15, 2019								Oct. 15, 2019
Debt Instrument, Offering Date		Oct. 29, 2014
Debt instrument, face amount		$ 500
Senior notes											$ 500	0
Debt redemption charges										$ (31)	$ 31
TLLP 5.875% Senior Notes due 2020
Debt Instrument
Debt instrument interest rate											5.875%
Debt Instrument, Maturity Date											Oct. 01, 2020
Debt instrument, face amount				$ 130				$ 350						$ 250
Debt Instrument, issuance premium percentage											102.25%
Senior notes	[1]										$ 470	600
Debt instrument, unamortized premium											$ 5	6
Redemption percentage											105.875%
Debt redemption charges											$ 10
Debt instrument, collateral											The TLLP 2020 Notes are unsecured and guaranteed by all of TLLP’s subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and a certain non-wholly owned subsidiary acquired in the Rockies Natural Gas Business Acquisition and are non-recourse to Tesoro, except for TLGP.
TLLP 6.125% Senior Notes due 2021
Debt Instrument
Debt instrument interest rate											6.125%
Debt Instrument, Maturity Date						Oct. 15, 2021
Debt instrument, face amount						$ 550
Senior notes											$ 550	550
Redemption percentage											106.125%
Percentage redemption with equity proceeds											35.00%
Debt instrument, collateral											The TLLP 2021 Notes are unsecured and guaranteed by all of TLLP’s domestic subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and a certain non-wholly owned subsidiary acquired in the Rockies Natural Gas Business Acquisition and are non-recourse to Tesoro, except for TLGP.
TLLP 6.250% Senior Notes Due 2022
Debt Instrument
Debt instrument interest rate		6.25%									6.25%
Debt Instrument, Maturity Date		Oct. 15, 2022
Debt instrument, face amount		$ 800
Senior notes											$ 800	$ 0
Redemption percentage								106.25%
Percentage redemption with equity proceeds								35.00%
Redemption Period One | TLLP 5.875% Senior Notes due 2020
Debt Instrument
Redemption premium percentage											2.938%
Percentage redemption with equity proceeds											35.00%
Redemption Period One | TLLP 6.125% Senior Notes due 2021
Debt Instrument
Redemption premium percentage											4.594%
Redemption Period One | TLLP 6.250% Senior Notes Due 2022
Debt Instrument
Redemption premium percentage		3.125%
Redemption Period Two | TLLP 5.875% Senior Notes due 2020
Debt Instrument
Redemption premium percentage											1.469%
Redemption Period Two | TLLP 6.125% Senior Notes due 2021
Debt Instrument
Redemption premium percentage											3.063%
Redemption Period Two | TLLP 6.250% Senior Notes Due 2022
Debt Instrument
Redemption premium percentage		1.563%
Redemption Period Three | TLLP 6.125% Senior Notes due 2021
Debt Instrument
Redemption premium percentage											1.531%
Limited Partner
Debt Instrument
Common units issued in offering (units)			23,000,000	2,100,000
Price per unit (dollars per unit)				$ 67.47

[1]	Unamortized premiums of $5 million and $6 million associated with this senior note is included in unamortized issuance costs at December 31, 2014 and 2013, respectively.